UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.

Form ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17CFR 240.15 Ga-1) for the reporting period to

Date of Report (Date of earliest event reported) –

NORTHSTAR STUDENT LOAN TRUST III

(Exact name of issuing entity as specified in its charter)

Commission File Number of securitizer (if applicable): Not Applicable

Central Index Key Number of securitizer (if applicable): 0001550023

Mr. Taige P. Thornton, 651-290-8784

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15GA-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15GA-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15GA-1(c)(2)(ii)  ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated June 21, 2016, obtained by the securitizer, with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NORTHSTAR EDUCATION FINANCE, INC. (SECURITZER)

s/o Taige P. Thornton
By:	Taige P. Thornton
Title:	President and CEO, Northstar Education Services LLC. Under authority of Sub-servicing Agreement dated October 25, 2012

Dated: July 12, 2016